INCOME TAX - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Deferred Tax Assets, Valuation Allowance	$ 109,733,000	$ 256,517,000	$ 86,012